Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2017	2016	2017	2016

Benefit obligation at January 1	23 614	23 402	1 158	1 132

Current service cost	422	437	34	35

Interest cost	330	390	44	48

Past service costs and settlements	– 1 226	– 73	– 10

Administrative expenses	27	29

Remeasurement losses arising from changes in financial assumptions	11	1 299	32	46

Remeasurement (gains) arising from changes in demographic assumptions	– 26	– 7	– 9	– 26

Experience-related remeasurement losses/(gains)	47	117	– 87	– 33

Currency translation effects	1 138	– 896	5	7

Benefit payments	– 1 300	– 1 250	– 51	– 51

Contributions of associates	207	207

Effect of acquisitions, divestments or transfers	– 34	– 41	– 1

Benefit obligation at December 31	23 210	23 614	1 115	1 158

Fair value of plan assets at January 1	19 225	19 536	153	172

Interest income	236	293	5	6

Return on plan assets excluding interest income	1 429	742	12	– 1

Currency translation effects	909	– 757

Novartis Group contributions	579	542	43	27

Contributions of associates	207	207

Settlements	– 995	– 77

Benefit payments	– 1 300	– 1 250	– 51	– 51

Effect of acquisitions, divestments or transfers	– 15	– 11

Fair value of plan assets at December 31	20 275	19 225	162	153

Funded status	– 2 935	– 4 389	– 953	– 1 005

Limitation on recognition of fund surplus at January 1	– 54	– 50

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	– 30

Interest income on limitation of fund surplus	– 5	– 4

Limitation on recognition of fund surplus at December 31	– 89	– 54

Net liability in the balance sheet at December 31	– 3 024	– 4 443	– 953	– 1 005

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2017	2016	2017	2016

Net liability at January 1	– 4 443	– 3 916	– 1 005	– 960

Current service cost	– 422	– 437	– 34	– 35

Net interest expense	– 99	– 101	– 39	– 42

Administrative expenses	– 27	– 29

Past service costs and settlements	231	– 4	10

Remeasurements	1 397	– 667	76	12

Currency translation effects	– 229	139	– 5	– 7

Novartis Group contributions	579	542	43	27

Effect of acquisitions, divestments or transfers	19	30	1

Change in limitation on recognition of fund surplus	– 30

Net liability at December 31	– 3 024	– 4 443	– 953	– 1 005

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	133	47

Accrued benefit liability	– 3 157	– 4 490	– 953	– 1 005

Breakdown of the DBO for pension plans by geography and type of member and the breakdown of plan assets
	2017				2016

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	14 606	3 788	4 816	23 210	15 436	3 783	4 395	23 614

Thereof unfunded		728	499	1 227		739	497	1 236

By type of member

Active	5 627	796	1 646	8 069	6 426	891	1 460	8 777

Deferred pensioners		1 258	1 646	2 904		831	1 515	2 346

Pensioners	8 979	1 734	1 524	12 237	9 010	2 061	1 420	12 491

Fair value of plan assets at December 31	14 445	2 400	3 430	20 275	13 958	2 282	2 985	19 225

Funded status	– 161	– 1 388	– 1 386	– 2 935	– 1 478	– 1 501	– 1 410	– 4 389

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2017	2016	2015	2017	2016	2015

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.5%	1.4%	1.8%	3.7%	4.2%	4.4%

Expected rate of pension increase	0.5%	0.4%	0.4%

Expected rate of salary increase	2.8%	2.2%	2.9%

Interest on savings account	0.6%	0.5%	0.8%

Current average life expectancy for a 65-year-old male in years	22	22	21	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2017 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 753

25 basis point decrease in discount rate	803

1 year increase in life expectancy	840

25 basis point increase in rate of pension increase	533

25 basis point decrease in rate of pension increase	– 138

25 basis point increase of interest on savings account	56

25 basis point decrease of interest on savings account	– 54

25 basis point increase in rate of salary increase	49

25 basis point decrease in rate of salary increase	– 50

The healthcare cost trend rate assumptions used for other post-employment benefits
	2017	2016	2015

Healthcare cost trend rate assumed for next year	6.5%	7.0%	7.5%

Rate to which the cost trend rate is assumed to decline	4.5%	5.0%	5.0%

Year that the rate reaches the ultimate trend rate	2025	2022	2022

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2017	2016

Equity securities	15	40	31	31

Debt securities	20	60	35	35

Real estate	5	20	15	15

Alternative investments	0	20	15	15

Cash and other investments	0	15	4	4

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2017	December 31, 2016

Investment in shares of Novartis AG

Number of shares (in millions)	11.0	11.0

Market Value (in USD billions)	0.9	0.8

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2018 (estimated)	395	62

Expected future benefit payments

2018	1 226	63

2019	1 166	65

2020	1 163	67

2021	1 147	68

2022	1 133	69

2023–2027	5 534	344

Defined contribution plans
(USD millions)	2017	2016	2015

Contributions for defined contribution plans continuing operations	406	338	359

Contributions for defined contribution plans discontinued operations			1